Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2019
Fuwei Films (Holdings) Co., Ltd (Parent Company)
Fuwei Films (Holdings) Co., Ltd (Parent Company)

(24) Fuwei Films (Holdings) Co., Ltd (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2019, an aggregate amount of RMB37,441 (US$5,378) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2019, the amount of restricted assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 75.0% of the Company’s consolidated total assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2019 and 2018

	2019		2018
	RMB	US$	RMB

Cash and cash equivalents	3	1	18
Other current assets	298,309	42,849	292,444
Investments in subsidiaries	—	—	—

Total assets	298,312	42,850	292,462

Current liabilities	70,943	10,190	69,560
Total shareholders’ equity	227,369	32,660	222,902

Total liabilities and shareholders’ equity	298,312	42,850	292,462

Condensed unaudited Statements of Operations (For the years ended December 31, 2019, 2018 and 2017)

	2019		2018	2017
	RMB	US$	RMB	RMB

Interest income (expenses)	(3)	(1)	(3)	(7)
General and administrative expenses	—	—	(1,661)	(2,399)
Other income	—	—	715	—
Loss before equity in undistributed earnings of subsidiaries	(3)	(1)	(949)	(2,406)
Equity in earnings of subsidiaries	11,366	1,633	(21,223)	(43,597)

Net income	11,363	1,632	(22,172)	(46,003)

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2019, 2018 and 2017)

	2019		2018	2017
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	11,363	1,632	(22,172)	(46,003)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	(11,366)	(1,633)	21,223	43,597
- Foreign exchange gain	—	—	—	—
Changes in operating assets and liabilities:
- Other current assets	—	—	—	—
- Other current liabilities	(12)	(1)	(814)	(66)

Net cash provided by operating activities	(15)	(2)	(1,763)	(2,472)

Cash flow from financing activities

Payments to related parties	—	—	(639)	4,762
Proceeds from related parties	—	—	2,294	(2,379)

Effect of exchange	—	—	1	(12)

Net cash provided by (used in) financing activities	—	—	1,656	2,371

Net increase (decrease) in cash	(15)	(2)	(107)	(101)
Cash:
At beginning of year	18	3	125	226
At end of year	3	1	18	125